CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 345,530	$ 234,747	$ 165,590
Cost of revenue (including depreciation of $1,734, $1,656 and $2,245 in 2020, 2021 and 2022 respectively)	229,287	152,747	100,599
Gross margin	116,243	82,000	64,991
General and administrative (including equity-based compensation of $2,790, $3,258 and $8,802 in 2020, 2021 and 2022, respectively)	68,383	50,477	25,940
Sales and marketing	38,540	27,821	14,764
Operations	41,267	26,814	18,814
Technology and development	13,615	4,914	2,787
Depreciation and amortization	3,191	2,619	2,898
Interest, net	188	635	542
Warrant fair value losses	1,696	456	(214)
Gain on forgiveness of debt		(9,518)
Other income, net	(355)
Loss before income tax expense	(50,282)	(22,218)	(540)
Income tax expense	799
Net loss and comprehensive loss	(51,081)	(22,218)	(540)
Net loss and comprehensive loss attributable to noncontrolling interests (Note 16)	27,024
Net loss and comprehensive loss attributable to Inspirato Incorporated	$ (24,057)	$ (22,218)	$ (540)
Basic weighted average common units and class A shares outstanding	52,310	105,513	105,543
Diluted weighted average common units and class A shares outstanding	52,310	105,513	105,543
Basic net loss attributable to Inspirato Incorporated per common unit and class A share	$ (0.46)	$ (0.21)	$ (0.01)
Diluted net loss attributable to Inspirato Incorporated per common unit and class A share	$ (0.46)	$ (0.21)	$ (0.01)
Class A Common Stock
Basic weighted average common units and class A shares outstanding	52,310	105,513	105,543
Diluted weighted average common units and class A shares outstanding	52,310	105,513	105,543